Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Loss Abstract
Revenue	SFr 305,616	SFr 63,882
Cost of Sales	(1,443,855)	(2,240,554)
Gross profit	(1,138,239)	(2,176,672)
Other operating income	709,449	214,217	174,475
Research and development	(19,677,756)	(8,360,821)	(2,862,979)
Sales and marketing	(2,381,384)	(1,498,218)
General and administrative	(3,644,549)	(4,946,576)	(2,594,662)
Operating loss	(26,132,479)	(16,768,070)	(5,283,166)
Interest income	969	3,219	258
Interest expense	(911,869)	(189,695)	(135,151)
Foreign currency exchange gain/(loss), net	54,645	328,641	(333,553)
Revaluation gain/(loss) from derivative financial instruments	451,131	(410,918)	(2,250,222)
Transaction costs	(1,137)		(219,615)
Loss before tax	(26,538,740)	(17,036,823)	(8,221,449)
Income tax gain/(loss)	10,329	(21,620)	21,284
Net loss attributable to owners of the Company	(26,528,411)	(17,058,443)	(8,200,165)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of CHF 0	441,277	264,984	(26,118)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	61,046	772	88,862
Other comprehensive income/(loss), net of taxes of CHF 0	502,323	265,756	62,744
Total comprehensive loss attributable to owners of the Company	SFr (26,026,088)	SFr (16,792,687)	SFr (8,137,421)
Basic loss per share (in Francs per share)	SFr (29.13)	SFr (25.76)	SFr (25.27)

[1]	Revised, see note 33.